Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2022	13,558,525	$2,299,533
Settlement of PSUs and RSUs	230,336	19,206
Issue of shares on business acquisition (Note 4)	947,807	75,588
Share repurchases	(412,623)	(29,955)
Redemption of non-management directors share units	12,494	757
Balance, December 31, 2023	14,336,539	2,365,129
Settlement of PSUs and RSUs	265,143	21,846
Share options exercised	7,410	978
Share repurchases	(833,614)	(76,570)
Share repurchase accrual	—	(10,000)
Redemption of non-management directors share units	4,024	346
Balance, December 31, 2024	13,779,502	$2,301,729